Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Disposal Groups, Including Discontinued Operations

Assets and liabilities related to Craft C+P were as follows:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Assets
Current assets:
Cash	$135	$96
Trade receivables, net	756	396
Inventories	1,071	526
Prepaid expenses and other current assets	678	250
Total current assets	2,640	1,268
Property and equipment, net	4,156	4,598
Right-of-use assets	1,415	1,923
Intangible assets, net	517	827
Other assets, net	210	321
Total Assets	$8,938	$8,937

Liabilities
Current liabilities:
Accounts payable	$2,130	$1,014
Accrued liabilities	266	110
Deferred revenue	42	88
Current portion of lease liabilities	686	665
Total current liabilities	3,124	1,877
Lease liabilities, net of current portion	843	1,366
Total liabilities	$3,967	$3,243

Income and expense related to Craft C+P were as follows for the nine months ended September 30, 2024 and 2023:

(Dollars in thousands)	2024	2023
Sales	$6,775	$5,637
Less customer programs and excise taxes	117	79
Net sales	6,658	5,558
Cost of sales	6,322	5,378
Gross profit	336	180
Operating expenses:
Sales and marketing expenses	45	81
General and administrative expenses	2,355	2,103
Gain on disposal of property and equipment	(195)	(171)
Total operating expenses	2,205	2,013
Loss from operations	(1,869)	(1,833)
Other income (expense), net
Interest expense	-	(12)
Other income	3	33
Total other income, net	3	21
Loss before income taxes	(1,866)	(1,812)
Provision for income taxes	-	-
Net loss	$(1,866)	$(1,812)

Beeline Financial Holdings Inc [Member]
Schedule of Assets or Liabilities Measured at Fair Value Recurring Basis

A roll forward of the level 3 valuation financial instruments is as follows:

	September 30, 2024			December 31, 2023
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Interest rate lock derivative	$-	$-	$62,796	$-	$-	$57,505

Assets or liabilities measured at fair value or a recurring basis were as follows at December 31, 2023 and 2022:

	2023			2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Mortgage loans held for sale	$-	$2,301,012	$-	$-	$3,022,969	$-
Interest rate lock derivative	$-	$-	$57,505	$-	$-	$30,757

Schedule of Roll Forward For Valuation of Financial Instruments

	For the Nine Months Ended September 30,
	2024	2023
Balance at beginning of period	$57,505	$30,757
Change in fair value included in derivative expense (income)	5,291	-
Balance at end of period	$62,796	$30,757

A roll forward of the level 3 valuation financial instruments was as follows:

	For the years ended December 31,
Balance at beginning of year	2023	2022
Initial valuation	$30,757	$-
Change in fair value in gain on sale of loans, net	26,748	30,757
Balance at end of year	$57,505	$30,757